Cover	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	811-22021
Entity Registrant Name	The Gabelli Healthcare & WellnessRx Trust
Entity Central Index Key	0001391437
Entity Tax Identification Number	87-0802328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	800
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Share of Beneficial Interest
Trading Symbol	GRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false